FAIR VALUE CHANGES	6 Months Ended
Jun. 30, 2018
Fair Value Measurement [Abstract]
Fair value changes
FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2018	2017	2018	2017
Investment properties	$394	$412	$864	$389
Transaction related gains, net of deal costs	443	26	977	125
Financial contracts	176	(124)	(17)	(314)
Impairment and provisions	(14)	(36)	(51)	(80)
Other fair value changes	(166)	(65)	(368)	(111)
	$833	$213	$1,405	$9